Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of future minimum payments under the sub agreement
(in thousands)
2021 (remaining six months)	$—
2022	1,500
2023	6,000
2024	6,000
2025	1,500
15,000
End of term charge	1,125
16,125
Less unamortized debt discount	(1,596)
Loan Agreement borrowing net of discount	14,529
Less current portion	—
Loan Agreement borrowings, non-current portion	$14,529

Years ending December 31:
2021	$3,719,265
2022	4,190,960
2023	1,511,938
9,422,163
End of term charge	650,000
10,072,163
Less unamortized debt discount	(194,816)
Sub agreement borrowing net of discount	9,877,347
Less current portion	(3,719,265)
Sub agreement borrowings, non-current portion	$6,158,082